Consolidated Statements Of Operations - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014		Nov. 30, 2013		Nov. 30, 2012
Revenues:
Total revenues		$ 2,583,938	$ 2,014,034	$ 1,818,745	$ 1,363,095	$ 1,915,203	$ 1,602,768	$ 1,426,881	$ 990,243	$ 7,779,812	[1]	$ 5,935,095	[1]	$ 4,105,132	[1]
Cost and expenses:
Corporate general and administrative expenses										177,161		146,060		127,338
Total costs and expenses										6,857,774		5,249,259		3,788,836
Earnings before income taxes		377,943	262,335	203,630	125,876	276,972	189,359	162,289	53,321	969,784		681,941		222,114
(Provision) benefit for income taxes										(341,091)		(177,015)		435,218
Net earnings (including net earnings (loss) attributable to noncontrolling interests)										628,693		504,926		657,332
Less: Net earnings (loss) attributable to noncontrolling interests	[2]									(10,223)		25,252		(21,792)
Net earnings attributable to Lennar		$ 245,323	$ 177,757	$ 137,719	$ 78,117	$ 164,084	$ 120,662	$ 137,436	$ 57,492	$ 638,916		$ 479,674		$ 679,124
Basic earnings per share		$ 1.20	$ 0.87	$ 0.67	$ 0.38	$ 0.84	$ 0.62	$ 0.71	$ 0.30	$ 3.12		$ 2.48		$ 3.58
Diluted earnings per share		$ 1.07	$ 0.78	$ 0.61	$ 0.35	$ 0.73	$ 0.54	$ 0.61	$ 0.26	$ 2.80		$ 2.15		$ 3.11
Comprehensive income (loss), net of tax, attributable to parent										$ 638,916		$ 479,674		$ 679,124
Comprehensive income (loss), net of tax, attributable to noncontrolling interest										(10,223)		25,252		(21,792)
Lennar Homebuilding [Member]
Revenues:
Real estate revenues										7,025,130		5,354,947		3,581,232
Cost and expenses:
Real estate cost of revenues	[3]									5,962,029		4,579,108		3,216,366
Equity in earnings (loss) from unconsolidated entities	[4],[5]									(355)		23,803		(26,672)
Other income (expense), net	[6]									7,526		27,346		15,144
Other interest expense										(36,551)		(93,913)		(94,353)
Lennar Financial Services [Member]
Revenues:
Lennar Financial Services										454,381		427,342		384,618
Cost and expenses:
Lennar Financial Services										374,243		341,556		299,836
Rialto Investments [Member]
Revenues:
Rialto Investments, revenues										230,521		138,060		138,856
Cost and expenses:
Rialto	[7]									249,114		151,072		138,990
Equity in earnings (loss) from unconsolidated entities										59,277		22,353		41,483
Other income (expense), net										3,395		16,787		(29,780)
Less: Net earnings (loss) attributable to noncontrolling interests										(22,494)		6,238		(14,400)
Lennar Multifamily [Member]
Revenues:
Real estate revenues										69,780		14,746		426
Cost and expenses:
Real estate cost of revenues										95,227		31,463		6,306
Equity in earnings (loss) from unconsolidated entities	[8]									$ 14,454		$ (271)		$ (4)

[1]	Total revenues were net of sales incentives of $449.2 million ($21,400 per home delivered) for the year ended November 30, 2014, $373.1 million ($20,500 per home delivered) for the year ended November 30, 2013 and $388.2 million ($28,300 per home delivered) for the year ended November 30, 2012.
[2]	Net earnings (loss) attributable to noncontrolling interests for the years ended November 30, 2014, 2013 and 2012 included ($22.5) million, $6.2 million and ($14.4) million, respectively, of net earnings (loss) related to the FDIC’s interest in the portfolio of real estate loans that the Company acquired in partnership with the FDIC.
[3]	Lennar Homebuilding costs and expenses included $9.9 million, $7.5 million and $15.6 million, respectively, of inventory valuation adjustments and write-offs of option deposits and pre-acquisition costs for the years ended November 30, 2014, 2013 and 2012.
[4]	For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of Lennar Homebuilding unconsolidated entities, which included $4.6 million of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by $4.7 million of equity in earnings as a result of third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, Lennar Homebuilding equity in loss from unconsolidated entities included $12.1 million of valuation adjustments primarily related to strategic asset sales at Lennar Homebuilding's unconsolidated entities.
[5]	Lennar Homebuilding equity in earnings (loss) from unconsolidated entities included $4.6 million and $12.1 million of the Company’s share of valuation adjustments related to assets of unconsolidated entities for the years ended November 30, 2014 and 2012, respectively.
[6]	Lennar Homebuilding other income, net included $3.2 million in write-offs of other receivables and valuation adjustments of other assets for the year ended November 30, 2014.
[7]	Costs and expenses for the years ended November 30, 2014, 2013 and 2012 included loan impairments of $57.1 million, $16.1 million and $28.0 million, respectively, primarily associated with the segment's FDIC loans portfolio (before noncontrolling interests).
[8]	For the year ended November 30, 2014, Lennar Multifamily equity in earnings from unconsolidated entities included Lennar Multifamily's share of gains totaling $14.7 million related to the sale of two operating properties by unconsolidated entities. The Company’s share of profits and cash distributions from the sales of the two operating properties was higher compared to the Company’s ownership interests in the two unconsolidated entities due to the achievement of specified internal rate of return milestones.